CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS.
Cash in bank	$ 5,569	$ 13,323
Short-term bank deposits		6,645
Cash and cash equivalents	$ 5,569	$ 19,968	$ 29,474	$ 29,295